RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 29, 2019
Related Party [Abstract]
Disclosure of transactions between related parties
The amount for compensation expense recognized in net earnings for key management personnel was as follows:

	2019	2018

Short-term employee benefits	$5,338	$8,615
Post-employment benefits	204	2,995
Share-based payments	11,066	12,592
	$16,608	$24,202
The amounts included in accounts payable and accrued liabilities for share-based compensation awards to key management personnel were as follows:

	December 29, 2019	December 30, 2018

DSUs	$6,939	$8,310